BUSINESS CONDITIONS	12 Months Ended
Dec. 31, 2022
Business Conditions [Abstract]
Business Conditions
Note 14: Business Conditions
As of the date of issuance of the financial statements, the Company’s operations have not been significantly impacted by the
COVID-19
pandemic, however, the Company continues to monitor the situation. While the Company’s results of operations, cash flows and financial condition could be negatively impacted, the extent of the impact cannot be reasonably estimated at this time.
The impact of the Russian invasion of Ukraine and the related sanctions imposed by the United States and other countries on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these financial statements.